Deferred income taxes (Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Non-capital losses	$ 63,230	$ 43,719
Scientific research and experimental development expenditures	20,096	13,906
Non-refundable investment tax credits	3,832	2,801
Deductible share issuance costs	2,028	1,846
Long-term debt	7,612	6,243
Property and equipment	$ 725	$ 1,144